Deferred tax - Summary of Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities [Line Items]
Deferred tax assets	€ 79	€ 87
Deferred tax liabilities	1,029	2,201
Total net deferred tax liability / (asset)	950	2,113	€ 2,227
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(20)	(22)
Deferred tax liabilities, temporary differences	1,724	3,143
Total net deferred tax liability / (asset)	1,744	3,165	2,735
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(19)	(55)
Deferred tax liabilities, temporary differences	(1,806)	(3,042)
Total net deferred tax liability / (asset)	(1,787)	(2,988)	(2,500)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(140)	(148)
Deferred tax liabilities, temporary differences	1,752	3,150
Total net deferred tax liability / (asset)	1,892	3,298	3,008
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	26	54
Deferred tax liabilities, temporary differences	(268)	(592)
Total net deferred tax liability / (asset)	(295)	(645)	(688)
Losses [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	176	221
Deferred tax liabilities, temporary differences	(120)	(188)
Total net deferred tax liability / (asset)	(296)	(409)	(500)
Other [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	57	37
Deferred tax liabilities, temporary differences	(807)	(812)
Total net deferred tax liability / (asset)	(863)	(849)	(261)
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities, temporary differences	554	541
Total net deferred tax liability / (asset)	€ 554	€ 541	€ 434